Right-of-use assets and Lease liabilities - Additional Disclosures Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases1 [Abstract]
Interest expense on lease liabilities	$ 23	$ 19	$ 17
Expense on short-term, low value and variable leases	2	3	3
Total cash outflows for leases	106	105	99
Thereof:
Lease liability payments	81	83	79
Interest payments	23	19	17
Short-term, low value and variable lease payments	$ 2	$ 3	$ 3